NEW ACCOUNTING PRONOUNCEMENTS (Details) - CAD ($)	Jun. 30, 2019	Jan. 01, 2019
NEW ACCOUNTING PRONOUNCEMENTS
Operating Lease commitments at December 31, 2018	$ 10,298,432
Undiscounted operating lease payments at January 1, 2019	10,298,432
Effect of discounting using the incremental borrowing rates at January 1, 2019	(5,569,108)
Lease Liabilities Recognized January 1, 2019		$ 4,729,324
Initial Recognition of ROU assets at application date	5,184,165
Accumulated Depreciation as at application date	(653,935)
Net right-of-use assets recognized at January 1, 2019	$ 4,530,230